LOANS AND BORROWINGS - Narrative (Details)	Dec. 31, 2017 CAD	Aug. 16, 2017 CAD tranche	Jan. 20, 2017 CAD
Disclosure of detailed information about borrowings [line items]
Nominal amount of borrowings	CAD 8,210,000,000
Senior unsecured medium-term notes series 8 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Nominal amount of borrowings	CAD 650,000,000	CAD 350,000,000	CAD 300,000,000
Nominal interest rate	2.99%		2.99%
Senior unsecured medium-term notes series 9 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Nominal amount of borrowings	CAD 550,000,000	250,000,000	CAD 300,000,000
Nominal interest rate	4.74%		4.74%
Senior Unsecured Medium-Term Notes | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Nominal amount of borrowings		CAD 600,000,000
Borrowings, number of tranches | tranche		2